Unaudited Interim Condensed Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Cash flows from operating activities
Net income (loss)	$ (9,101,409)	$ (1,160,599)	$ 2,036,268
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation of property and equipment	949,117	121,030	820,441
Amortization of intangible assets	1,248,502	159,207	1,241,642
(Reversal of) provision for expected credit loss	345,625	44,074	(2,291,797)
Change in fair value of investment in a joint venture	0	0	(33,934)
Inventory provision	3,180,188	405,533	426,816
Deferred tax expense / (credit)	(533,353)	(68,012)	1,060,857
Changes in operating assets and liabilities
Accounts receivable	5,006,868	638,468	22,572,417
Prepayment and other current assets	9,600,833	1,224,284	(7,435,369)
Prepayment - related party	(65,672,954)	(8,374,516)	(13,535,250)
Tax recoverable	0	0	(86,403)
Inventories	1,145,414	146,061	(2,267,561)
Accruals and other payables	9,069,805	1,156,568	900,986
Tax payable	(6,603)	(842)	0
Cash generated from (used in) operating activities	(44,767,967)	(5,708,744)	3,409,113
Cash flows from investing activities
Purchase of property and equipment	(277,725)	(35,415)	(3,628,437)
Advanced to a joint venture	0	0	(1,871,203)
Cash used in investing activities	(277,725)	(35,415)	(5,499,640)
Cash flows from financing activities
Proceeds from bank borrowings	0	0	4,077,666
Repayment of bank borrowings	(4,751,698)	(605,929)	(7,939,937)
Proceeds from share placing	57,998,166	7,395,839	0
Advance from related parties	91,330,577	11,646,337	0
Repayment to related parties	(91,810,760)	(11,707,569)	(638,243)
Cash (used in) generated from financing activities	52,766,285	6,728,678	(4,500,514)
Net (decrease) increase in cash and cash equivalents	7,720,593	984,519	(6,591,041)
Effect of foreign currency translation on cash and cash equivalents	30,508	3,889	(704,502)
Cash and cash equivalents at the beginning of the period	2,332,891	297,487	9,166,020
Cash and cash equivalents at the end of the period	10,083,992	1,285,895	1,870,477
Supplementary cash flow information
Interest received	0	0	0
Interest paid	(294,439)	(37,546)	(622,140)
Cash paid for operating leases	(4,297,216)	(547,974)	0
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,362,130	173,696	0
Tax paid	$ 0	$ 0	$ 0